Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Estimated Useful Lives of Property, Plant and Equipment
Depreciation of all property and equipment, except for land, is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives as follows:

Useful Life
Buildings	5 – 40 years
Structures	5 – 40 years
Machinery and equipment (Telecommunications equipment and others)	2 – 40 years
Vehicles	4 – 10 years
Tools	2 – 6 years
Office equipment	2 – 8 years

Summary of Amortization of Intangible Assets With Limited Useful Life
The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

Useful Life
Development costs	3 – 10 years
Software	3 – 10 years
Frequency usage rights	5 – 10 years
Others 1	1 – 50 years

1
Membership rights (condominium membership and golf membership), subscription rights, broadcast license, facility usage rights and transportation license included in others are classified as intangible assets with indefinite useful life.